Accounting Policies - Insurance Contracts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Equity	€ 27,096		€ 31,708	€ 28,684	€ 18,260
Other current assets	2,702	€ 1,926
Receivables (Note 16)	7,430	7,208
Other current liabilities	1,819	1,689
Payables	(12,138)	€ (11,821)
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of voluntary change in accounting policy [line items]
Equity	€ 1
Other current assets			132
Receivables (Note 16)			(132)
Other current liabilities			198
Payables			€ 197